Leases (Tables) - Staffing 360 Solutions, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Leases (Tables) [Line Items]
Schedule of Lease, Cost	Quantitative information regarding the Company’s leases for period ended September 28, 2024 is as follows:
Lease Cost	Classification	September 28, 2024
Operating lease cost	SG&A Expenses	852
Other information
Weighted average remaining lease term (years)		3.3
Weighted average discount rate		9.96%
Quantitative information regarding the Company’s leases for Fiscal 2023 is as follows:
Lease Cost	Classification	December 30, 2023	December 31, 2022
Operating lease cost	SG&A Expenses	$680	1,388
Other information
Weighted average remaining lease term (years)		3.78	4.30
Weighted average discount rate		7.00%	7.00%

Schedule of Operating Lease Liability Maturity	Future minimum lease payments under non-cancelable leases as of September 28, 2024, were as follows:
Future Lease Payments
2024	$371
2025	1,318
2026	1,130
2027	1,076
2028	1,103
Thereafter	676
$5,674
Less: Imputed Interest	817
$4,857

Leases – Current	$1,075
Leases – Non current	$3,782
Future minimum lease payment under non-cancelable leases as of December 30, 2023, were as follows:
Future Lease Payments
2023
2024	$1,358
2025	1,126
2026	1,021
2027	1,035
2028	1,072
Thereafter	663
$6,275
Less: Imputed Interest	1,027
$5,248

Leases – Current	$1,035
Leases – Non current	$4,213